Income Taxes - Disclosure Details of Deferred Income Tax Assets And Deferred Income Tax Relate to the Company's Operations (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Deferred income tax assets and deferred income tax liabilities relate to the Companys operations in the following Geographical Areas [Line Items]
Deferred income tax assets	$ 44,488	$ 35,903
Deferred income tax liabilities	35,097	4,564
Deferred tax assets, net	9,391	31,339
Canada
Disclosure of Deferred income tax assets and deferred income tax liabilities relate to the Companys operations in the following Geographical Areas [Line Items]
Deferred income tax assets	35,887	28,136
Deferred income tax liabilities	(3,786)	(3,273)
United States
Disclosure of Deferred income tax assets and deferred income tax liabilities relate to the Companys operations in the following Geographical Areas [Line Items]
Deferred income tax assets	8,019	6,809
Deferred income tax liabilities	(31,311)	(1,291)
United Kingdom
Disclosure of Deferred income tax assets and deferred income tax liabilities relate to the Companys operations in the following Geographical Areas [Line Items]
Deferred income tax assets	$ 582	$ 958